UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23166

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654
(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654
(Name and address of agent for service)

(312)832-1440

Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2018

Semi-Annual Report

RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.

OPP

RN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.rivernorth.com/closed-end-funds/opp, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	Table of Contents

Asset Allocation	2
Schedule of Investments	3
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	21
Additional Information	30

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Asset Allocation	December 31, 2018 (Unaudited)

ASSET ALLOCATION as of December 31, 2018

Percentages are based on total net assets of the Fund.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 24.52%(a)
466,826	BlackRock Corporate High Yield Fund, Inc.	4,332,145
374,096	BlackRock Credit Allocation Income Trust	4,182,393
25,431	BlackRock Floating Rate Income Strategies Fund, Inc.	302,629
66,868	BlackRock Global Floating Rate Income Trust Fund	772,326
349,822	BradywineGlobal Global Income Opportunities Fund, Inc.	3,631,152
321,920	Eaton Vance Limited Duration Income Fund	3,837,287
33,958	First Trust High Income Long/Short Fund	450,962
46,478	First Trust Intermediate Duration Preferred & Income Fund	920,264
58,001	First Trust Senior Floating Rate Income Fund II	649,611
311,898	Franklin Templeton Limited Duration Income Trust	2,813,320
36,030	Highland Floating Rate Opportunities Fund	461,184
478,649	Invesco Senior Income Trust	1,871,518
79,921	NexPoint Credit Strategies Fund	1,592,826
555,361	Nuveen Credit Strategies Income Fund	4,109,671
84,228	Nuveen Floating Rate Income Fund	777,425
157,628	Nuveen Preferred Securities Income Fund	1,305,160
190,920	Prudential Global Short Duration High Yield Fund	2,466,686
61,270	Voya Prime Rate Trust	275,102
255,734	Wells Fargo Income Opportunities Fund	1,848,957
236,607	Western Asset Emerging Markets Debt Fund Inc.	2,907,900
348,621	Western Asset Global High Income Fund Inc.	2,883,096
1,219,595	Western Asset Global High Income Opportunity Fund Inc.	5,341,826

TOTAL CLOSED-END FUNDS
(Cost $52,951,882)		47,733,440

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 7.17%(a)
39,541	Capital Southwest Corp	5.95%	12/15/2022	$982,594
46,666	KCAP Financial Inc	6.13%	9/30/2022	1,154,983
227,236	Oxford Square Capital Corp	6.50%	3/30/2024	5,567,282
30,193	Stellus Capital Investments	5.75%	9/15/2022	735,200
160,200	THL Credit, Inc.	6.75%	12/30/2022	4,005,000
21,044	THL Credit, Inc.	6.13%	11/15/2021	517,682
40,101	TriplePoint Venture Growth BDC Corp	5.75%	7/15/2022	999,317

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $14,161,077)				13,962,058

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
ASSET BACKED OBLIGATIONS - 5.05%(a)(b)
2,640,625	Blackbird Capital Aircraft(c)	5.68%	12/16/2041	$2,675,019
1,723,750	Coinstar Funding, LLC	5.22%	4/25/2047	1,744,169
3,000,000	InSite Issuer LLC	6.41%	11/15/2046	3,036,046
880,208	Labrador Aviation Finance Limited	5.68%	1/15/2042	876,426
467,740	Sapphire Aviation Finance	5.93%	12/15/2040	473,697
1,000,000	SOFI Consumer Loan Program Trust(d)	4.73%	1/26/2026	1,032,529

TOTAL ASSET BACKED OBLIGATIONS
(Cost $9,711,995)				9,837,886

Shares/Description		Rate	Maturity	Value
BANK LOANS - 5.11%(a)(d)
202,040	Acrisure LLC, Senior Secured First Lien Term Loan	1M US L + 4.25%	11/22/2023	196,358
124,684	AlixPartners LLP, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	4/4/2024	120,141
212,769	Almonde, Inc., Senior Secured First Lien Term Loan	3M US L + 3.50%	6/13/2024	198,863
224,496	Applied Systems, Inc., Senior Secured First Lien Term Loan	1M US L + 3.00%	9/19/2024	214,674
218,008	AssuredPartners, Inc., Senior Secured First Lien Term Loan	1M US L + 3.25%	10/22/2024	206,427
217,204	Asurion LLC, Senior Secured First Lien Term Loan	1M US L + 3.00%	11/30/2024	208,449
85,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan	3M US L + 3.75%	7/25/2025	83,035
218,346	BMC Software Finance, Inc., Senior Secured First Lien Term Loan	3M US L + 4.25%	9/1/2025	211,148
105,000	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 3.75%	7/31/2025	102,056
217,876	Canyon Valor Companies, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	6/16/2023	210,196
208,741	Capri Acquisitions Bidco Ltd, Senior Secured First Lien Term Loan	3M US L + 3.25%	11/1/2024	198,826

See Notes to Financial Statements.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Shares/Description		Rate	Maturity	Value
209,439	Change Healthcare Holdings LLC, Senior Secured First Lien Term Loan	1M US L + 2.75%	3/1/2024	$199,316
200,000	CHG Healthcare Services, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 3.00%	6/7/2023	192,500
217,558	Colorado Buyer, Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.00%	5/1/2024	209,073
200,000	Concentra, Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	6/1/2022	192,000
206,525	Cvent, Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.75%	11/29/2023	198,264
70,000	Edgewater Generation LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.75%	12/12/2025	68,687
217,144	Equian Buyer Corporation, Senior Secured First Lien Term Loan	1M US L + 3.25%	5/20/2024	210,739
216,655	Equinox Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 3.00%	3/8/2024	209,884
54,275	Exgen Renewables LLC, Senior Secured First Lien Term Loan	3M US L + 3.00%	11/29/2024	51,765
65,000	Forest City Enterprises LP, Senior Secured First Lien Term Loan	1M US L + 4.00%	12/8/2025	63,646
224,436	Filtration Group Corporation, Senior Secured First Lien Term Loan	1M US L + 3.00%	3/31/2025	217,142
198,990	Garda World Security Corporation, Senior Secured First Lien Term Loan	3M US L + 3.50%	5/24/2024	190,201
199,496	Gates Global LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	4/1/2024	190,051
206,054	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan	1M US L + 3.75%	7/2/2025	200,388
90,000	GOBP Holdings Inc., Senior Secured First Lien Term Loan	3M US L + 3.75%	10/22/2025	88,200
199,497	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan	1M US L + 3.50%	2/1/2023	192,723

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Shares/Description		Rate	Maturity	Value
208,474	Hayward Acquisition Corporation, Senior Secured First Lien Term Loan	1M US L + 3.50%	8/5/2024	$201,090
206,099	Hyland Software, Inc., Senior Secured First Lien Term Loan	1M US L + 3.50%	7/1/2024	200,380
199,496	Informatica LLC, Senior Secured First Lien Term Loan	1M US L + 3.25%	8/5/2022	194,110
115,000	IRB Holding Corp., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.25%	2/5/2025	109,940
218,844	Jaguar Holding Company II, Senior Secured First Lien Term Loan	1M US L + 2.50%	8/18/2022	208,722
217,169	Kronos Inc., Senior Secured First Lien Term Loan	3M US L + 3.00%	11/1/2023	207,080
224,433	Life Time Fitness, Inc., Guaranteed Senior Secured First Lien Term Loan	3M US L + 2.75%	6/10/2022	216,827
65,000	Messer Industries USA Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.50%	10/1/2025	61,859
214,860	Milacron LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.50%	9/28/2023	201,968
240,000	MLN US Holdco LLC, Senior Secured First Lien Term Loan	1M US L + 4.50%	7/11/2025	233,251
75,000	Mitchell International Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.25%	11/29/2024	72,469
211,712	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan	3M US L + 2.75%	6/7/2023	201,274
135,000	NCI Building Systems Inc., Guaranteed Secnior Secured First Lien Term Loan	1M US L + 3.75%	4/12/2025	123,525
224,433	Peak 10 Holding Corporation, Senior Secured First Lien Term Loan	3M US L + 3.50%	8/1/2024	204,795
214,564	Pike Corporation, Guaranteed Senior Secured First Lien Term Loan	1M US L + 3.50%	3/12/2025	210,675
202,066	Plantronics, Inc., Senior Secured First Lien Term Loan	1M US L + 2.50%	7/2/2025	194,943

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Shares/Description		Rate	Maturity	Value
202,944	PODS LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	12/6/2024	$194,995
217,310	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan	1M US L + 2.75%	5/2/2022	207,803
207,676	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured First Lien Term Loan	6M US L + 3.50%	4/26/2024	200,927
140,000	Refinitiv US Holdings, Inc. Senior Secured First Lien Term Loan	1M US L + 3.75%	10/1/2025	133,875
178,047	SCS Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 4.25%	10/31/2022	176,044
199,497	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan	1M US L + 4.50%	6/20/2024	192,515
195,240	Select Medical Corporation, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.50%	3/6/2024	187,756
208,317	Solera LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	3/3/2023	197,121
217,021	Sophia LP, Senior Secured First Lien Term Loan	3M US L + 3.25%	9/30/2022	209,773
90,000	Starfruit US Holdco, LLC Senior Secured First Lein Term Loan	1M US L + 3.25%	10/1/2025	86,400
121,572	Transdigm, Inc., Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.50%	6/9/2023	115,037
54,863	Travel Leaders Group LLC, Guaranteed Senior Secured First Lien Term Loan	1M US L + 4.00%	1/25/2024	54,565
74,063	Valeant Pharmaceuticals International, Guaranteed Senior Secured First Lien Term Loan	1M US L + 2.75%	11/27/2025	70,487
48,827	VeriFone Systems, Inc., Senior Secured First Lien Term Loan	3M US L + 4.00%	8/20/2025	47,362
120,000	Verscend Holdings Corporation, Senior Secured First Lien Term Loan	1M US L + 4.50%	8/27/2025	116,400
209,360	Vertafore Inc., Senior Secured First Lien Term Loan	3M US L + 3.25%	6/4/2025	199,611

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Shares/Description		Rate	Maturity	Value
85,000	Web.com, Senior Secured First Lien Term Loan	3M US L + 3.75%	10/10/2025	$82,025

TOTAL BANK LOANS
(Cost $10,368,349)				9,940,356

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS - 11.66%(a)
	Apidos Ltd.
500,000	Series 2015-21A(b)(d)	3M US L + 8.25%	7/19/2027	471,720
500,000	Series 2016-24A(b)(d)	3M US L + 5.80%	10/21/2030	445,285
	Atrium CDO Corp
500,000	Series XIII 2017-13(b)(d)	3M US L + 6.05%	11/21/2030	465,626
500,000	Series 2018-14A-E(b)(d)	3M US L + 5.65%	8/23/2030	449,094
	Babson CLO Ltd.
500,000	Series 2018-4A(d)	3M US L + 5.82%	10/15/2030	462,922
	Canyon Capital Ltd.
500,000	Series 2016-1R(b)(d)	3M US L + 5.75%	7/15/2031	439,094
	Carlyle Global Market Strategies
500,000	Series 2013-3A(d)	3M US L + 5.50%	10/15/2030	450,855
500,000	Series 2014-2RA(b)(d)	3M US L + 5.35%	5/15/2031	451,803
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(b)(d)	3M US L + 5.80%	4/15/2030	452,772
	CHL GMSR Issuer Trust
3,930,000	Series 2018-GT1(b)(d)	1M US L + 2.75%	5/25/2023	3,936,787
	CIM Trust
3,720,000	Series 2017-3RR(b)(d)	11.04%	1/29/2057	4,158,715
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A(b)(d)	3M US L + 5.00%	4/20/2028	450,362
	Dryden Senior Loan Fund
500,000	Series 2015-37R(b)(d)	3M US L + 5.15%	1/15/2031	433,988
500,000	Series 2015-40R(b)(d)	3M US L + 5.75%	8/15/2031	456,013
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(b)(d)	3M US L + 5.40%	7/15/2030	448,561
	Gilbert Park CLO, Ltd.
500,000	Series 2017-1A(b)(d)	3M US L + 6.40%	10/15/2030	475,449
	LCM Ltd Partnership
500,000	Series 14A(b)(d)	3M US L + 5.50%	7/20/2031	444,121
500,000	Series 17A(b)(d)	3M US L + 6.00%	10/15/2031	457,607
500,000	Series 27A(b)(d)	3M US L + 5.60%	7/16/2031	447,312

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(d)	3M US L + 5.50%	10/20/2030	$443,125
	Neuberger Berman Loan Advisors Ltd.
500,000	Series 2018-23R(b)(d)	3M US L + 6.58%	10/18/2027	452,893
	New Century Home Equity Loan Trust
2,762,302	Series 2006-1(d)	1M US L + 0.18%	5/25/2035	2,590,184
	Octagon Investment Partners Ltd.
500,000	Series 2016-26R(b)(d)	3M US L + 8.09%	7/15/2030	459,712
500,000	Series 2013-16R(b)(d)	3M US L + 5.75%	7/17/2030	449,006
	RMAT
1,156,757	Series 2015-PR2(b)(c)	9.85%	11/25/2036	1,123,211
	Voya Ltd.
500,000	Series 2018-2A(b)(d)	3M US L + 5.25%	7/15/2031	462,630
	Webster Park CLO Ltd.
500,000	Series 2015-1A(b)(d)	3M US L + 5.50%	7/20/2030	446,751
	Wind River CLO, Ltd.
500,000	Series 2018-2A(b)(d)	3M US L + 5.75%	7/15/2030	467,382

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $23,554,757)				22,692,980

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 57.06%(a)
	Atrium Hotel Portfolio Trust
433,000	Series 2018-ATRM(b)(d)	1M US L + 3.40%	6/15/2035	431,305
	Bank of America Alternative Loan Trust
2,165,092	Series 2004-12	6.00%	1/25/2035	2,168,626
	Banc of America Funding Corporation
2,498,722	Series 2006-D(d)	3.49%	5/20/2036	2,191,030
	Banc of America Mortgage Securities Inc.
2,522,188	Series 2007-3	6.00%	9/25/2037	2,400,924
	Barclays Commercial Mortgage Securities Trust
682,000	Series 2018-CBM(b)(d)	5.61%	7/15/2037	678,707
	BB-UBS Trust
500,000	Series 2012 - TFT(b)(d)	3.56%	6/7/2030	465,883

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	BCAP LLC Trust
2,067,359	Series 2011-RR4(b)(d)	6.00%	8/26/2037	$2,039,032
1,943,280	Series 2011-RR4(b)(d)	6.00%	8/26/2037	1,916,653
	Bear Stearns Alt-A Trust
2,231,649	Series 2005-10(d)	4.30%	1/25/2036	2,073,152
	Bear Stearns Adjustable Rate Mortgage Trust
1,832,868	Series 2006-2(d)	4.03%	7/25/2036	1,663,175
	Chase Mortgage Finance Corporation
3,823,006	Series 2007-S4(d)	1M US L + 0.60%	6/25/2037	2,001,573
	ChaseFlex Trust
3,063,200	Series 2007-1	6.50%	2/25/2037	1,836,515
	Citigroup Mortgage Loan Trust Inc.
886,000	Series 2015-GC27 D(b)(d)	4.43%	2/12/2048	800,160
2,280,005	Series 2005-5(d)	4.10%	10/25/2035	1,733,058
1,768,594	Series 2007-AR5(d)	4.72%	4/25/2037	1,674,985
355,000	Series 2016-GC36 D(b)	2.85%	2/10/2049	280,554
	Commercial Mortgage Trust
500,000	Series 2012-CR4(b)(d)	4.57%	10/17/2045	261,237
537,000	Series 2012-CR4(b)(d)	4.57%	10/17/2045	96,869
500,000	Series 2013-LC13(b)(d)	5.27%	8/10/2046	479,062
769,000	Series 2014-LC15(b)(d)	4.94%	4/12/2047	700,736
878,000	Series 2018-HCLV(b)(d)	4.63%	9/15/2033	872,689
	Countrywide Alternative Loan Trust
1,085,162	Series 2005-48T1	5.50%	11/25/2035	968,182
1,304,003	Series 2005-63(d)	4.02%	12/25/2035	1,185,237
3,435,370	Series 2005-64CB	5.50%	12/25/2035	2,970,370
1,431,522	Series 2006-26CB	6.50%	9/25/2036	1,154,878
3,100,139	Series 2007-14T2	6.00%	7/25/2037	2,267,888
3,133,924	Series 2007-2CB	5.75%	3/25/2037	2,668,498
2,584,505	Series 2007-16CB	6.25%	8/25/2037	2,142,480
	Countrywide Home Loans
2,480,458	Series 2005-HYB1(d)	1M US L + 0.30%	3/25/2035	2,322,274
2,967,912	Series 2007-9	5.75%	7/25/2037	2,484,172
2,527,396	Series 2007-HYB1(d)	3.45%	3/25/2037	2,332,857
	Credit Suisse First Boston Mortgage Securities Corp.
1,771,362	Series 2005-9	5.50%	10/25/2035	1,582,070

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Credit Suisse Mortgage Trust
2,334,605	Series 2006-7	6.75%	8/25/2036	$1,990,927
2,355,078	Series 2007-1	6.00%	2/25/2037	2,032,823
569,000	Series 2017-PFHP(b)(d)	1M US L + 6.15%	12/15/2030	569,600
	First Horizon Alternative Mortgage Securities Trust
915,153	Series 2005-AA8(d)	3.82%	10/25/2035	833,391
	FREMF Mortgage Trust
5,500,000	Series 2013-K713(b)(e)	0.10%	4/25/2046	5,727
2,500,000	Series 2013-K713 D(b)(f)	0.00%	4/25/2046	2,286,037
276,878	Series 2016-KF22(b)(d)	1M US L + 5.05%	7/25/2023	288,486
	GMAC Commercial Mortgage Securities Inc.
500,000	Series 2004-C3(b)(d)	5.14%	12/10/2041	492,533
	GS Mortgage Securities Trust
1,701,000	Series 2014-GC26(b)(d)	4.51%	11/13/2047	1,471,992
240,000	Series 2015-GC34	2.98%	10/13/2048	191,085
325,000	Series 2018-FBLU(b)(d)	1M US L + 3.25%	11/15/2035	323,620
655,000	Series 2018-TWR(b)(d)	6.38%	7/15/2031	646,152
	Harborview Mortgage Loan Trust
1,852,460	Series 2004-2(d)	1M US L + 0.52%	6/19/2034	1,833,970
	IndyMac INDX Mortgage Loan Trust
1,613,630	Series 04-AR4(d)	4.30%	8/25/2034	1,585,823
3,220,653	Series 2007-FLX6(d)	1M US L + 0.25%	9/25/2037	3,127,611
	JP Morgan Chase Commercial Mortgage Securities Corp.
499,000	Series 2006-LDP9	5.34%	5/15/2047	495,644
30,998	Series 2007-LDPX(d)	5.46%	1/15/2049	30,820
800,000	Series 2011-C3(b)(d)	5.66%	2/16/2046	789,260
244,000	Series 2015-JP1(b)(d)	4.74%	1/15/2049	194,656
500,000	Series 2016-WIKI(b)(d)	4.01%	10/5/2031	490,517
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(b)(d)(e)	0.97%	8/17/2046	391,477
1,000,000	Series 2013-C17(b)(d)	3.87%	1/17/2047	832,808
632,000	Series 2015-C27(b)(d)	3.84%	2/18/2048	575,745
	Luminent Mortgage Trust
3,155,745	Series 06-3-11A1(d)	1M US L + 0.20%	5/25/2036	3,031,992
2,692,054	Series 06-3-12A1(d)	1M US L + 0.21%	5/25/2036	2,552,785
	Monarch Beach Report Trust
1,000,000	Series 2018-MBMZ(b)(d)	7.42%	7/16/2035	982,389

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley BAML Trust
656,000	Series 2015-C20(b)	3.07%	2/15/2048	$548,129
	Morgan Stanley Capital Trust
350,000	Series 2018-SUN(b)(d)	5.51%	7/16/2035	345,585
	MSCCG Trust
555,000	Series 2018-SELF(b)(d)	1M US L + 3.05%	10/15/2037	550,038
	Nomura Asset Acceptance Corporation
2,421,825	Series 2005-AP3(c)	5.19%	8/25/2035	1,549,773
	PR Mortgage Loan Trust
2,650,541	Series 2014-1(b)(d)	5.91%	10/25/2049	2,396,447
	Residential Accredit Loans, Inc.
2,447,963	Series 2007-QA5(d)	6.04%	9/25/2037	2,206,791
	Residential Asset Securitization Trust
2,850,573	Series 2005-A15	5.75%	2/25/2036	2,013,586
2,778,155	Series 2007-A5	6.00%	5/25/2037	2,358,602
	Residential Funding Mortgage Securities I Trust
1,686,722	Series 2005-SA2(d)	4.30%	6/25/2035	1,480,815
3,430,711	Series 2006-S8	6.00%	9/25/2036	3,182,644
	Starwood Commercial Mortgage Trust
549,000	Series 2018-URB(b)(d)	1M US L + 3.15%	5/15/2035	542,120
	Structured Adjustable Rate Mortgage Loan Trust
1,537,411	Series 2005-22(d)	4.56%	12/25/2035	1,462,505
2,783,595	Series 2007-8(d)	4.22%	9/25/2037	2,647,922
	Structured Asset Mortgage Investments Inc.
833,031	Series 2005-AR7(d)	12M UST + 1.05%	3/25/2046	882,682
	UBS-Barclays Commercial Mortgage Trust
500,000	Series 2013-C5(b)(d)	4.08%	3/12/2046	424,993
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,920,559	Series 2005-8	5.50%	10/25/2035	1,820,887
1,751,196	Series 2006-AR6(d)	3.70%	8/25/2036	1,633,849
1,989,532	Series 2006-AR10(d)	3.83%	8/25/2046	1,911,370
1,549,099	Series 2006-2	6.00%	3/25/2036	1,565,916
2,352,885	Series 2007-HY3(d)	3.57%	3/25/2037	2,259,738

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(b)	3.12%	3/17/2059	$273,771
	Wells Fargo Mortgage Backed Securities
2,162,867	Series 2006-9	6.00%	8/25/2036	2,127,747

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $115,902,044)				111,078,611

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT/AGENCY MORTGAGE BACKED SECURITIES - 24.47%(a)
	Federal Home Loan Mortgage Corporation
4,129,185	Series 3770	4.00%	12/15/2040	4,379,007
1,210,069	Series 3806(d)(e)(g)	1M US L + 6.45%	12/15/2037	16,202
7,288,956	Series 3966(d)(e)(g)	1M US L + 5.90%	12/15/2041	873,887
2,418,563	Series 4170(d)(g)	1.59%	1/15/2033	2,214,260
4,530,590	Series 4605	3.00%	8/15/2046	4,066,580
4,754,107	Series 4657	3.00%	2/15/2047	4,304,538
4,261,079	Series 4686	4.00%	3/15/2047	4,390,041
	Federal National Mortgage Association
5,670,131	Series 2011-101(d)(e)(g)	1M US L + 5.90%	10/25/2041	774,205
5,001,182	Series 2011-124(d)(e)(g)	1M US L + 6.50%	12/25/2041	774,355
5,984,390	Series 2012-20(d)(e)(g)	1M US L + 6.45%	3/25/2042	919,385
4,158,056	Series 2013-36	3.00%	4/25/2043	3,913,013
6,000,000	Series 2013-109(f)	0.00%	7/25/2043	3,853,864
2,860,860	Series 2014-38	3.00%	9/25/2043	2,539,792
6,262,540	Series 2014-58	3.00%	9/25/2044	5,808,712
1,130,548	Series 2016-26(d)(g)	1.25%	11/25/2042	825,445
3,813,581	Series 2016-75	3.00%	10/25/2046	3,516,166
	Government National Mortgage Association
17,812,874	Series 2013-155(d)(e)	0.15%	9/16/2053	316,228
4,455,802	Series 2017-17	3.50%	2/20/2047	4,161,041

TOTAL U.S. Government/Agency Mortgage Backed Securities
(Cost $48,596,709)				47,646,721

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Schedule of Investments	December 31, 2018 (Unaudited)

Shares/Description		Value
SHORT-TERM INVESTMENTS - 2.54%(a)
Money Market Fund
4,947,430	Fidelity Institutional Government Portfolio (7 Day Yield 2.30%)(h)	$4,947,430

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,947,430)		4,947,430

TOTAL INVESTMENTS - 137.58%
(Cost $280,194,243)		267,839,482
LIABILITIES IN EXCESS OF OTHER ASSETS (37.58)%		(73,153,447)
NET ASSETS - 100.00%		$194,686,035

(a)

All or a portion of the security has been pledged as collateral in connection with an open credit agreement. At December 31, 2018, the value of securities pledged amounted to $267,839,482, which represents approximately 137.58% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $53,028,749 which represents approximately 27.24% of net assets as of December 31, 2018.

(c)	Step-up bond; the interest rate shown is the rate in effect as of December 31, 2018.

(d)

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Interest only security.

(f)	Denotes zero-coupon bonds.

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)	Seven-day yield as of December 31, 2018.

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Assets and Liabilities	December 31, 2018 (Unaudited)

ASSETS:
Investment in securities:
At cost	$280,194,243
At value	$267,839,482
Receivable for fund investments sold	401,211
Interest receivable	969,676
Dividends receivable	166,848
Cash	35,196
Prepaid expenses and other assets	25,578
Total Assets	269,437,991

LIABILITIES:
Payable for fund investments purchased	818,666
Facility loan payable	73,500,000
Interest payable on facility loan	60,703
Payable to Adviser	227,965
Payable to Chief Compliance Officer	9,200
Payable for fund accounting, administration and transfer agent fees	94,782
Payable for audit fees	15,520
Payable for custodian fees	3,086
Other accrued expenses	22,034
Total Liabilities	74,751,956
Net Assets	$194,686,035

NET ASSETS CONSIST OF:
Paid-in capital	212,012,978
Total distributable earnings	(17,326,943)
Net Assets	$194,686,035

PRICING OF SHARES:
Shares of common stock outstanding (50,000,000 shares authorized, $0.0001 par value)	11,013,787
Net Asset Value Per Share	$17.68

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Operations	For the Period from July 1, 2018 through December 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest income	$6,803,324
Dividend income	2,202,053
Total Investment Income	9,005,377

EXPENSES:
Investment Adviser fee	1,383,450
Interest expense on facility loan	1,190,251
Fund accounting, administration and transfer agent fees	297,425
Director expenses	51,419
Legal expenses	40,581
Facility loan fees	38,333
Printing expenses	29,033
Chief Compliance Officer fee	20,659
Registration expenses	20,226
Audit expenses	15,627
Custodian expenses	11,846
Insurance fees	2,305
Other expenses	1,068
Total Expenses	3,102,223
Net Investment Income	5,903,154

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on:
Investments	(134,672)
Net change in unrealized depreciation on:
Investments	(7,730,812)
Net Realized and Unrealized Loss on Investments	$(7,865,484)
Net Decrease in Net Assets Resulting from Operations	$(1,962,330)

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statements of Changes in Net Assets

	Period from July 1, 2018 through December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,903,154	$11,680,633
Net realized gain/(loss) on investments and long-term capital gains/(losses) from other investment companies	(134,672)	1,689,455
Net change in unrealized depreciation on investments	(7,730,812)	(8,744,049)
Net increase/(decrease) in net assets resulting from operations	(1,962,330)	4,626,039

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,912,408)	(15,396,536	)(a)
From tax return of capital		(3,437,041)
Net decrease in net assets from distributions to shareholders	(9,912,408)	(18,833,577)
Net Decrease in Net Assets	(11,874,738)	(14,207,538)

NET ASSETS:
Beginning of period	206,560,773	220,768,311
End of period	$194,686,035	$206,560,773	(b)

SHARE TRANSACTIONS:
Shares sold	—	—
Shares issued in reinvestment of distributions	—	—
Beginning of period	11,013,787	11,013,787
End of period	11,013,787	11,013,787

(a)	Includes net realized gain distributions of $949,389.

(b)	Includes accumulated undistributed net investment income of $284,143.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Statement of Cash Flows	For the Period from July 1, 2018 through December 31, 2018 (Unaudited)

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(1,962,330)
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of long term investments	(44,810,525)
Proceeds from sale of long term investments	37,924,554
Net sales of short-term investments	14,108,085
Net accretion of premiums/discounts	(1,260,027)
Net realized loss on investments	134,672
Net realized loss on distributions from other investment companies	47
Net change in unrealized depreciation on investments	7,730,812
Net realized paydown gain	(860,081)
Interest-only bond amortization	560,700
(Increase) and decrease in:
Interest and dividends receivable	2,509
Prepaid expenses and other assets	(5,424)
Receivable for fund investments sold	(357,724)
Increase and (decrease) in:
Payable for investments purchased	(1,181,334)
Payable to Adviser	(2,580)
Payable to Chief Compliance Officer	6,617
Interest payable on facility loan	7,354
Other accrued expenses	5,481
Payable for fund accounting, administration and transfer agent fees	(2,792)
Payable for custodian fees	(953)
Other accrued expenses	(15,373)
Net cash provided by operating activities	10,021,688

CASH FLOWS USED IN FINANCING ACTIVITIES
Cash dividends paid to common stockholders	(9,986,491)
Net cash used in financing activities	(9,986,491)

NET CHANGE IN CASH	35,197
Cash at beginning of period	—
Cash at end of period	$35,197

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Non-cash financing activities - distributions reinvested	$—
Payable for distributions	—
Cash paid for interest on facility loan	1,221,230

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights

	For the Six Months Ended December 31, 2018 (Unaudited)		For the Year Ended June 30, 2018		For the Period Ended June 30, 2017(a)
Net asset value - beginning of period	$18.75		$20.04		$19.60
Income/(Loss) from investment operations:
Net investment income(b)	0.54		1.06		0.94
Net realized and unrealized gain/(loss) on investments	(0.71)		(0.64)		0.46
Total income/(loss) from investment operations	(0.17)		0.42		1.40

Less distributions:
From net investment income	(0.90)		(1.40	)(c)	(0.92)
From tax return of capital	—		(0.31)
Total distributions	(0.90)		(1.71)		(0.92)
Offering costs on issuance of common stock	—		—		(0.04)
Net increase/(decrease) in net asset value	(1.07)		(1.29)		0.44
Net asset value - end of period	$17.68		$18.75		$20.04
Per common share market value - end of period	$16.25		$17.69		19.54

Total return based on net asset value(d)	(0.94)%		2.12%		7.10	%(e)

Total return based on market value(d)	(3.13)%		(0.65)%		2.50	%(e)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$194,686		$206,561		$220,768
Ratio of expenses to average net assets(f)(g)	1.54	%(h)	2.67%		2.14	%(h)
Ratio of net investment income to average net assets(b)	2.94	%(h)	5.42%		5.28	%(h)
Portfolio turnover rate	14	%(e)	23%		35	%(e)
Facility loan payable (in thousands)	$73,500		$73,500		$71,500
Asset coverage per $1,000 of facility loan payable(i)	$3,650		$3,811		$4,090

(a)	Commenced operations on September 28, 2016.
(b)

Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying closed-end funds in which the Fund invests. The ratio does not include net investment income of the closed-end funds in which the Fund invests.

(c)	Includes net realized gain distributions of (0.09).
(d)

Not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The net asset value and market price returns will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Total return based on market value does not reflect sales load.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2018	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Financial Highlights

(e)	Not annualized.
(f)

Includes interest expenses of 0.59% for the six months ended December 31, 2018, 0.87% for the year ended June 30, 2018 and 0.46%(e) for the period from September 28, 2016 (commencement of operations) through June 30, 2017.

(g)	Does not include expenses of the closed-end funds in which the Fund invests.
(h)	Annualized.
(i)

Calculated by subtracting the Fund’s total liabilities (excluding the facility loan and accumulated unpaid interest on facility loan) from the Fund’s total assets and dividing by the outstanding facility loan balance.

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies.

Security Valuation: The Fund’s assets and other financial instruments are generally valued at their market value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification cost basis method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Semi-Annual Report | December 31, 2018	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund has been treated as, and intends to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually.

At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets.

The Board of Directors (“Board”) approved the adoption of a managed distribution plan in accordance with Section 19(b) exemptive order whereby the Fund makes monthly distributions to common shareholders set at a fixed monthly rate of $0.15 per common share.

The amount of the Fund’s distributions pursuant to the managed distribution plan are not related to the Fund’s performance and, therefore, investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan. The Board may amend, suspend or terminate the managed distribution plan at any time without notice to shareholders.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. This includes assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its mean price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Semi-Annual Report | December 31, 2018	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

Fair values for long-term debt securities, including asset-backed obligations, non-agency collateralized mortgage obligations, and U.S. government/agency mortgage-backed securities are normally determined on the basis of the mean valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information. Bank loans are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, Sub-Adviser’s, or the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser, Sub-Adviser or Valuation Committee is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

The following is a summary of the inputs used at December 31, 2018 involving the Fund’s assets:

	Valuation Inputs
Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Asset Backed Obligations	$—	$9,837,886	$—	$9,837,886
Bank Loans	—	9,940,356	—	9,940,356
Business Development Company Notes	13,962,058	—	—	13,962,058
Closed-End Funds	47,733,440	—	—	47,733,440
Collateralized Loan Obligations	—	22,692,980	—	22,692,980
Non-Agency Collateralized Mortgage Obligations	—	111,078,611	—	111,078,611
U.S. Government/Agency Mortgage Backed Securities	—	47,646,721	—	47,646,721
Short-Term Investments	4,947,430	—	—	4,947,430
Total	$66,642,928	$201,196,554	$—	$267,839,482

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers between levels during the current period presented.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities.

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation

Semi-Annual Report | December 31, 2018	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with fund administration and fund accounting services. Fund Services also serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”). As compensation for its services to the Fund, Fund Services receives an annual fee based on the Fund’s average daily managed assets, subject to certain minimums.

Officers of the Fund and Directors who are “interested persons” of the Fund or the Adviser receive no salary or fees from the Fund, except the Chief Compliance Officer. Each Director who is not an “interested person” receive a fee of $16,500 per year plus $1,500 per meeting attended. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually, and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Fund reimburses each Director and Officer for his or her travel and other expenses relating to the attendance at such meetings. Certain officers and/or interested directors of the Fund are also officers of the Adviser.

The Adviser provides a Chief Compliance Officer to the Fund. For the period from July 1, 2018 through December 31, 2018, the Fund incurred expenses of $20,700 for these services. In addition, the Fund owed the Adviser $9,200 for such expenses as of December 31, 2018.

5. FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2017 and June 30, 2018, were as follows:

Fiscal Year Ended	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total
June 30, 2017	$10,132,666	$—	$—	$10,132,666
June 30, 2018	15,389,348	7,188	3,437,041	18,833,577

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended June 30, 2018,

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

certain differences were reclassified. These differences were primarily due to book/tax distribution differences and to the different tax treatment of certain other investments; the amounts reclassified did not affect net assets. The reclassifications were as follows:

Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
$—	$2,482,371	$(2,482,371)

At June 30, 2018, the components of distributable earnings on a tax basis for the Fund was as follows:

Undistributed Ordinary Income	Undistributed Long Term Gain/(Loss)	Net Unrealized Appreciation/ (Depreciation)	Other Accumulated Gain/(Loss)	Total
$—	$—	$(4,646,180)	$(806,025)	$(5,452,205)

Unrealized Appreciation and Depreciation on Investments: As of June 30, 2018, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
$3,765,857	$8,412,037	$(4,646,180)	$286,013,898

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is attributable to wash sales.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Capital Losses: As of June 30, 2018, the Fund had capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the Internal Revenue Code. The capital loss carryforwards may be carried forward indefinitely. Capital losses carried forward for the year ended June 30, 2018, were as follows:

Non-Expiring Short-Term	Non-Expiring Long –Term
$—	$806,025

Semi-Annual Report | December 31, 2018	27

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

6. INVESTMENT TRANSACTIONS

Investment transactions for the period from July 1, 2018 through December 31, 2018, excluding short-term investments, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$44,810,525	$37,924,554

7. REVOLVING CREDIT FACILITY

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 33 1/3% of the Fund’s Total Assets immediately after such borrowings or issuance.

On December 16, 2016, the Fund entered into a $75,000,000 secured, revolving, evergreen credit facility with U.S. Bank National Association (“U.S. Bank”). The Fund incurred a $75,000 administrative fee upon entering into the credit facility. The credit facility has a variable annual interest rate equal to one-month LIBOR plus 0.95 percent. The credit facility will accrue a commitment fee equal to an annual rate of 0.10 percent on $75,000,000.

The average principal balance and interest rate for the period during which the credit facility was utilized from July 1, 2018 through December 31, 2018 was approximately $73,500,000 and 3.18 percent, respectively. At December 31, 2018, the principal balance outstanding was $73,500,000 at an interest rate of 3.51 percent. For the period from July 1, 2018 through December 31, 2018, the Fund reached its maximum amount outstanding of $73,500,000 on July 1, 2018. Securities that have been pledged as collateral for the borrowings are indicated in the Schedule of Investments.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

9. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

The Fund has issued and outstanding 11,013,787 shares for the six months ended December 31, 2018, and the year ended June 30, 2018.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes To Financial Statements	December 31, 2018 (Unaudited)

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the Fund.

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the financial statements.

On October 4, 2018, the Securities and Exchange Commission (“SEC”) amended Regulation S-X to require certain financial statement disclosure requirements to conform them to GAAP for investment companies. Effective November 4, 2018, the Fund adopted disclosure requirement changes for Regulation S-X, which are reflected throughout this report. The Fund’s adoption of the amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund’s net assets or results of operations.

11. SUBSEQUENT EVENTS

On January 7, 2019, the Fund announced the declaration of a monthly distribution of approximately $0.18 per common share for the months of January, February and March 2019. In accordance with the level distribution policy, the rate has been set equal to 12.5% of the average of the Fund’s NAV per share for the final five trading days of 2018, $17.60. The distribution represents an annualized distribution rate of 12.5%.

On January 31, 2019, the Fund paid a distribution in the amount of approximately $0.18 per share, for a total of $2,018,827.

On February 28, 2019, the Fund paid a distribution in the amount of approximately $0.18 per share, for a total of $2,018,827.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | December 31, 2018	29

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2018 (Unaudited)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At an in-person meeting of the Board, held on November 14, 2018 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the approval of the Management Agreement between the Adviser and the Fund. The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, and certifications regarding the Adviser’s compliance programs. In its consideration of the Management Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Management Agreement. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Board did not consider any single factor as controlling in determining whether or not to approve the Management Agreement.

The Board reviewed the performance of the Fund for the three months, one-year, and since inception periods ended June 30, 2018. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Multisector Bond fund peer group. The Board noted in its review of the performance that the Fund’s performance was below the median for its peer group for the three months and one-year periods, and slightly below the median for its peer group for the since inception period. The Directors also noted that the Fund had outperformed its benchmark index since its inception. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

The Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Multisector Bond fund universe. The Board noted that the Fund’s annual net expense ratio of 1.66% was higher than the Multisector Bond fund peer group median of 1.36%. The Board noted that the highest expense ratio in the peer group was 2.14%, while the lowest was 0.76%.

The Board also noted that the annual management fee of 1.22% for the Fund was slightly above the 1.17% median paid by the peer group. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2018 (Unaudited)

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Directors, determined that the Management Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

Consideration of Investment Sub-Advisory Agreement with DoubleLine Capital, LP

At an in-person meeting of the Board, held on November 14, 2018 and called expressly for that purpose, the Board, including the Independent Trustees, considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and DoubleLine Capital, LP. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, and certifications regarding the Sub-Adviser’s compliance programs. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Board reviewed the performance of the portion of the Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Management Agreement. The Board, including the Independent Directors, concluded that the performance adequate.

Semi-Annual Report | December 31, 2018	31

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2018 (Unaudited)

The Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to the Sub-Adviser was reasonable as well given the fees the Sub-Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Funds such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Fund.

PROXY VOTING POLICY

The Board of Directors of the Fund has delegated the voting of proxies for Fund securities to the Adviser pursuant to the Adviser’s proxy voting policies and procedures. Under these policies and procedures, the Adviser will vote proxies related to Fund securities in the best interest of the Fund and its shareholders.

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 888-848-7569, (2) on the Fund’s website at http://rivernorth.com/closed-end-funds/opp, or on the SEC’s website at http://sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30 is available on the SEC’s website at http://sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Fund’s first and third quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2018 (Unaudited)

CERTIFICATIONS

The Fund’s President submitted to the New York Stock Exchange the initial CEO/CFO certification as required by Section 303A.12(a) of the NYSE listed Fund Manual.

TAX INFORMATION

Of the distributions paid by the Fund from ordinary income for the year ended June 30, 2018, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
8.29%	7.97%

In addition, the Fund designated 67.39% of its taxable ordinary income distributions as interest related dividends under Internal Revenue Code §871(k)(1)(C), and 6.01% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code §871(k)(2)(C).

DIVIDEND REINVESTMENT PLAN

The Fund has a dividend reinvestment plan (the “Plan”) commonly referred to as an “opt out” plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional Common Shares. The automatic reinvestment of dividends and distributions in Common Shares will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends and distributions, even though such participants have not received any cash with which to pay the resulting tax. Common Shareholders who elect not to participate in the Plan will receive all distributions in cash. All correspondence or questions concerning the Plan, including how a Common Shareholder may opt out of the Plan, should be directed to U.S. Bancorp Fund Services, LLC, (855) 862-6092, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Plan Administrator”). Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in, or opt out of, the Plan.

PRIVACY POLICY

The Fund is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the SEC. The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

●	Only such information received from you, through application forms or otherwise, and information about your Fund transactions will be collected.

●	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

Semi-Annual Report | December 31, 2018	33

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Additional Information	December 31, 2018 (Unaudited)

●	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

●

The Fund does not currently obtain consumer information. If the Fund were to obtain consumer information at any time in the future, it would employ appropriate procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of consumer information. For more information about the Fund’s privacy policies call (855) 830 1222 (toll free).

34	(888) 848-7569 | www.rivernorth.com

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Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

John S. Oakes

J. Wayne Hutchens

David M. Swanson

Jerry Raio

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

DoubleLine Capital, LP

Fund Administrator

U.S. Bank Global Fund Services

Transfer Agent and
Dividend Disbursing Agent

U.S. Bank Global Fund Services

Custodian

U.S. Bank, National Association

Independent Registered
Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654
rivernorth.com

This report is provided for the general information of the shareholders of RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 7/1/18 – 7/31/18	0	0	0	0
Month #2 8/1/18 – 8/31/18	0	0	0	0
Month #3 9/1/18 – 9/30/18	0	0	0	0
Month #4 10/1/18 – 10/31/18	0	0	0	0
Month #5 11/1/18 – 11/30/18	0	0	0	0
Month #6 12/1/18 – 12/31/18	0	0	0	0
Total	0	0	0	0

*	Footnote the date each plan or program was announced, the dollar amount (or share or unit amount) approved, the expiration date (if any) of each plan or program, each plan or program that expired during the covered period, each plan or program registrant plans to terminate or let expire.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal year reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. None.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	3/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick W. Galley
Patrick W. Galley, President

Date	3/6/2019

By (Signature and Title)	/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt, Chief Financial Officer

Date	3/6/2019